Share-Based Compensation - Additional Information (Detail) - CNY (¥) ¥ in Thousands			12 Months Ended
	Dec. 15, 2017	Jan. 27, 2016	Aug. 31, 2018	Aug. 31, 2016	Jan. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation				¥ 95,070
Business acquisition, date			Jan. 27, 2016
Business combination, fair value of group		¥ 204,600
Unrecognized compensation expense			¥ 31,586
Unvested shares option weighted average vesting period			1 year 3 months 14 days
Education Group
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Business combination, fair value of group		¥ 2,025,000
Mr. He
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Business combination, Consideration transferred, Equity interests issued		7.41%
Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation			¥ 29,061
Fair value of shares , vested			¥ 3,712
Time Education Group
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity interest acquired percentage		100.00%			100.00%
Business combination, Consideration transferred, Equity interests issued		7.41%
Business acquisition, date			Jan. 27, 2016
Business combination, fair value of group		¥ 108,982
Time Education Group | Mr. He
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Business combination, Consideration transferred, Equity interests issued		7.41%
Equity interest in acquiree held prior to combination					56.00%
Share based compensation				¥ 95,070
Class A Ordinary Shares | 2017 Plan | School Principals And Management Team Members
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation ,Shares Issued	845,000
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity interest acquired percentage			20.00%
Minimum | School Principals And Management Team Members
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation , post vesting forfeiture rate	0.00%
Minimum | Class A Ordinary Shares | 2017 Plan | School Principals And Management Team Members
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, option vesting period	3 years
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity interest acquired percentage			50.00%
Maximum | School Principals And Management Team Members
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation , post vesting forfeiture rate	15.00%
Maximum | Class A Ordinary Shares | 2017 Plan | School Principals And Management Team Members
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, option vesting period	5 years